Organization and Principal Activities (Details) - Schedule of Major Subsidiaries	12 Months Ended
Dec. 31, 2023
Taiwan Color Optics Inc [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Oct. 19, 1999
% of Ownership	100.00%
Major business activities	Sales of laser module and its components
Place of Incorporation	Taiwan
Semilux Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	May 10, 2023
% of Ownership	100.00%
Major business activities	Investment Holding
Place of Incorporation	Cayman Islands